Cover	Mar. 24, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 24, 2023
Entity File Number	001-40309
Entity Registrant Name	ACE GLOBAL BUSINESS ACQUISITION LIMITED
Entity Central Index Key	0001844389
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Rm. 806
Entity Address, Address Line Two	8/F, Tower 2
Entity Address, Address Line Three	Lippo Centre, No. 89 Queensway
Entity Address, City or Town	Admiralty
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	2151 5198
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share, par value $0.001 per share, and one Redeemable Warrant entitling the holder to receive one Ordinary Share
Title of 12(b) Security	Units, each consisting of one Ordinary Share
Trading Symbol	ACBAU
Security Exchange Name	NASDAQ
Ordinary Shares
Title of 12(b) Security	Ordinary Shares
Trading Symbol	ACBA
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	ACBAW
Security Exchange Name	NASDAQ